Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Feb. 24, 2013	Feb. 26, 2012
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 106,875	$ 49,297
Pension and postretirement benefits	3,909	296
Net investment hedge (losses) gains	(3,638)	525
Foreign currency translation gains (losses)	(3,097)	7,424
Unrealized gain (loss) on marketable securities	(962)	1,268
Other comprehensive income (loss), net of tax, Total	(3,788)	9,513
Comprehensive income	103,087	58,810
Comprehensive loss attributable to noncontrolling interest	(806)	(254)
Comprehensive income attributable to Levi Strauss & Co.	$ 103,893	$ 59,064